FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of financial instruments [text block] [Abstract]
Disclosure of financial instruments [text block]

NOTE 48: FINANCIAL INSTRUMENTS

(1) Measurement basis of financial assets and liabilities

The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

		At fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Designated upon initial recognition £m	Available- for-sale £m	Loans and receivables £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2017
Financial assets
Cash and balances at central banks	–	–	–	–	–	58,521	–	58,521
Items in the course of collection from banks	–	–	–	–	–	755	–	755
Trading and other financial assets at fair value through profit or loss	–	42,236	120,642	–	–	–	–	162,878
Derivative financial instruments	1,881	23,953	–	–	–	–	–	25,834
Loans and receivables:
Loans and advances to banks	–	–	–	–	6,611	–	–	6,611
Loans and advances to customers	–	–	–	–	472,498	–	–	472,498
Debt securities	–	–	–	–	3,643	–	–	3,643
	–	–	–	–	482,752	–	–	482,752
Available-for-sale financial assets	–	–	–	42,098	–	–	–	42,098
Total financial assets	1,881	66,189	120,642	42,098	482,752	59,276	–	772,838
Financial liabilities
Deposits from banks	–	–	–	–	–	29,804	–	29,804
Customer deposits	–	–	–	–	–	418,124	–	418,124
Items in course of transmission to banks	–	–	–	–	–	584	–	584
Trading and other financial liabilities at fair value through profit or loss	–	43,062	7,815	–	–	–	–	50,877
Derivative financial instruments	1,613	24,511	–	–	–	–	–	26,124
Notes in circulation	–	–	–	–	–	1,313	–	1,313
Debt securities in issue	–	–	–	–	–	72,450	–	72,450
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	103,413	103,413
Liabilities arising from non-participating investment contracts	–	–	–	–	–	–	15,447	15,447
Unallocated surplus within insurance businesses	–	–	–	–	–	–	390	390
Subordinated liabilities	–	–	–	–	–	17,922	–	17,922
Total financial liabilities	1,613	67,573	7,815	–	–	540,197	119,250	736,448

		At fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Designated upon initial recognition £m	Available- for-sale £m	Loans and receivables £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2016
Financial assets
Cash and balances at central banks	–	–	–	–	–	47,452	–	47,452
Items in the course of collection from banks	–	–	–	–	–	706	–	706
Trading and other financial assets at fair value through profit or loss	–	45,253	105,921	–	–	–	–	151,174
Derivative financial instruments	2,712	33,426	–	–	–	–	–	36,138
Loans and receivables:
Loans and advances to banks	–	–	–	–	26,902	–	–	26,902
Loans and advances to customers	–	–	–	–	457,958	–	–	457,958
Debt securities	–	–	–	–	3,397	–	–	3,397
	–	–	–	–	488,257	–	–	488,257
Available-for-sale financial assets	–	–	–	56,524	–	–	–	56,524
Total financial assets	2,712	78,679	105,921	56,524	488,257	48,158	–	780,251
Financial liabilities
Deposits from banks	–	–	–	–	–	16,384	–	16,384
Customer deposits	–	–	–	–	–	415,460	–	415,460
Items in course of transmission to banks	–	–	–	–	–	548	–	548
Trading and other financial liabilities at fair value through profit or loss	–	45,079	9,425	–	–	–	–	54,504
Derivative financial instruments	1,964	32,960	–	–	–	–	–	34,924
Notes in circulation	–	–	–	–	–	1,402	–	1,402
Debt securities in issue	–	–	–	–	–	76,314	–	76,314
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	94,390	94,390
Liabilities arising from non-participating investment contracts	–	–	–	–	–	–	20,112	20,112
Unallocated surplus within insurance businesses	–	–	–	–	–	–	243	243
Subordinated liabilities	–	–	–	–	–	19,831	–	19,831
Total financial liabilities	1,964	78,039	9,425	–	–	529,939	114,745	734,112

(2) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a measure as at a specific date and may be significantly different from the amount which will actually be paid or received on maturity or settlement date.

Wherever possible, fair values have been calculated using unadjusted quoted market prices in active markets for identical instruments held by the Group. Where quoted market prices are not available, or are unreliable because of poor liquidity, fair values have been determined using valuation techniques which, to the extent possible, use market observable inputs, but in some cases use non-market observable inputs. Valuation techniques used include discounted cash flow analysis and pricing models and, where appropriate, comparison to instruments with characteristics similar to those of the instruments held by the Group.

The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.

The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks, notes in circulation and liabilities arising from non-participating investment contracts.

Because a variety of estimation techniques are employed and significant estimates made, comparisons of fair values between financial institutions may not be meaningful. Readers of these financial statements are thus advised to use caution when using this data to evaluate the Group’s financial position.

Fair value information is not provided for items that are not financial instruments or for other assets and liabilities which are not carried at fair value in the Group’s consolidated balance sheet. These items include intangible assets, such as the value of the Group’s branch network, the long-term relationships with depositors and credit card relationships; premises and equipment; and shareholders’ equity. These items are material and accordingly the Group believes that the fair value information presented does not represent the underlying value of the Group.

VALUATION CONTROL FRAMEWORK

The key elements of the control framework for the valuation of financial instruments include model validation, product implementation review and independent price verification. These functions are carried out by appropriately skilled risk and finance teams, independent of the business area responsible for the products.

Model validation covers both qualitative and quantitative elements relating to new models. In respect of new products, a product implementation review is conducted pre- and post-trading. Pre-trade testing ensures that the new model is integrated into the Group’s systems and that the profit and loss and risk reporting are consistent throughout the trade life cycle. Post-trade testing examines the explanatory power of the implemented model, actively monitoring model parameters and comparing in-house pricing to external sources. Independent price verification procedures cover financial instruments carried at fair value. The frequency of the review is matched to the availability of independent data, monthly being the minimum. Valuation differences in breach of established thresholds are escalated to senior management. The results from independent pricing and valuation reserves are reviewed monthly by senior management.

Formal committees, consisting of senior risk, finance and business management, meet at least quarterly to discuss and approve valuations in more judgemental areas, in particular for unquoted equities, structured credit, over-the-counter options and the Credit Valuation Adjustment (CVA) reserve.

VALUATION OF FINANCIAL ASSETS AND LIABILITIES

Assets and liabilities carried at fair value or for which fair values are disclosed have been classified into three levels according to the quality and reliability of information used to determine the fair values.

LEVEL 1

Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. Products classified as level 1 predominantly comprise equity shares, treasury bills and other government securities.

LEVEL 2

Level 2 valuations are those where quoted market prices are not available, for example where the instrument is traded in a market that is not considered to be active or valuation techniques are used to determine fair value and where these techniques use inputs that are based significantly on observable market data. Examples of such financial instruments include most over-the-counter derivatives, financial institution issued securities, certificates of deposit and certain asset-backed securities.

LEVEL 3

Level 3 portfolios are those where at least one input which could have a significant effect on the instrument’s valuation is not based on observable market data. Such instruments would include the Group’s venture capital and unlisted equity investments which are valued using various valuation techniques that require significant management judgement in determining appropriate assumptions, including earnings multiples and estimated future cash flows. Certain of the Group’s asset-backed securities and derivatives, principally where there is no trading activity in such securities, are also classified as level 3.

Transfers out of the level 3 portfolio arise when inputs that could have a significant impact on the instrument’s valuation become market observable after previously having been non-market observable. In the case of asset-backed securities this can arise if more than one consistent independent source of data becomes available. Conversely transfers into the portfolio arise when consistent sources of data cease to be available.

(3) Financial assets and liabilities carried at fair value

Critical accounting estimates and judgements

The valuation techniques for level 2 and, particularly, level 3 financial instruments involve management judgement and estimates the extent of which depends on the complexity of the instrument and the availability of market observable information. In addition, in line with market practice, the Group applies credit, debit and funding valuation adjustments in determining the fair value of its uncollateralised derivative positions. A description of these adjustments is set out in this note on page F-71. Further details of the Group’s level 3 financial instruments and the sensitivity of their valuation including the effect of applying reasonably possible alternative assumptions in determining their fair value are set out below. Details about sensitivities to market risk arising from trading assets and other treasury positions can be found under Market risk.

(A) FINANCIAL ASSETS, EXCLUDING DERIVATIVES

VALUATION HIERARCHY

At 31 December 2017, the Group’s financial assets carried at fair value, excluding derivatives, totalled £204,976 million (31 December 2016: £207,698 million). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described on page F-66). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

VALUATION HIERARCHY

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Trading and other financial assets at fair value through profit or loss
Loans and advances to customers	–	29,976	–	29,976
Loans and advances to banks	–	1,614	–	1,614
Debt securities:
Government securities	20,268	1,729	23	22,020
Other public sector securities	–	1,526	1	1,527
Bank and building society certificates of deposit	–	222	–	222
Asset-backed securities:
Mortgage-backed securities	3	348	49	400
Other asset-backed securities	5	229	787	1,021
Corporate and other debt securities	–	18,542	1,448	19,990
	20,276	22,596	2,308	45,180
Equity shares	84,694	18	1,378	86,090
Treasury and other bills	18	–	–	18
Total trading and other financial assets at fair value through profit or loss	104,988	54,204	3,686	162,878
Available-for-sale financial assets
Debt securities:
Government securities	34,534	174	–	34,708
Bank and building society certificates of deposit	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	1,156	–	1,156
Other asset-backed securities	–	163	92	255
Corporate and other debt securities	229	4,386	–	4,615
	34,763	6,046	92	40,901
Equity shares	555	38	604	1,197
Total available-for-sale financial assets	35,318	6,084	696	42,098
Total financial assets carried at fair value, excluding derivatives	140,306	60,288	4,382	204,976

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2016
Trading and other financial assets at fair value through profit or loss
Loans and advances to customers	–	30,473	–	30,473
Loans and advances to banks	–	2,606	–	2,606
Debt securities:
Government securities	24,959	1,773	–	26,732
Other public sector securities	–	1,279	46	1,325
Bank and building society certificates of deposit	–	244	–	244
Asset-backed securities:
Mortgage-backed securities	–	654	53	707
Other asset-backed securities	4	1,092	442	1,538
Corporate and other debt securities	112	17,968	1,752	19,832
	25,075	23,010	2,293	50,378
Equity shares	66,147	37	1,513	67,697
Treasury and other bills	20	–	–	20
Total trading and other financial assets at fair value through profit or loss	91,242	56,126	3,806	151,174
Available-for-sale financial assets
Debt securities:
Government securities	48,542	172	–	48,714
Bank and building society certificates of deposit	–	142	–	142
Asset-backed securities:
Mortgage-backed securities	–	108	–	108
Other asset-backed securities	–	184	133	317
Corporate and other debt securities	107	5,923	–	6,030
	48,649	6,529	133	55,311
Equity shares	435	17	761	1,213
Total available-for-sale financial assets	49,084	6,546	894	56,524
Total financial assets carried at fair value, excluding derivatives	140,326	62,672	4,700	207,698

MOVEMENTS IN LEVEL 3 PORTFOLIO

The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2017			2016
	Trading and other financial assets at fair value through profit or loss £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Trading and other financial assets at fair value through profit or loss £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 1 January	3,806	894	4,700	5,116	684	5,800
Exchange and other adjustments	(1)	(24)	(25)	8	12	20
Gains recognised in the income statement within other income	202	–	202	437	–	437
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of available-for-sale financial assets	–	(117)	(117)	–	312	312
Purchases	774	41	815	833	258	1,091
Sales	(1,005)	(61)	(1,066)	(2,597)	(527)	(3,124)
Transfers into the level 3 portfolio	152	2	154	186	155	341
Transfers out of the level 3 portfolio	(242)	(39)	(281)	(177)	–	(177)
At 31 December	3,686	696	4,382	3,806	894	4,700
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	125	–	125	642	–	642

VALUATION METHODOLOGY FOR FINANCIAL ASSETS, EXCLUDING DERIVATIVES

LOANS AND ADVANCES TO CUSTOMERS AND BANKS

These assets are principally reverse repurchase agreements. The fair value of these assets is determined using discounted cash flow techniques.

The discount rates are derived from observable repo curves specific to the type of security purchased under the reverse repurchase agreement.

DEBT SECURITIES

Debt securities measured at fair value and classified as level 2 are valued by discounting expected cash flows using an observable credit spread applicable to the particular instrument.

Where there is limited trading activity in debt securities, the Group uses valuation models, consensus pricing information from third party pricing services and broker or lead manager quotes to determine an appropriate valuation. Debt securities are classified as level 3 if there is a significant valuation input that cannot be corroborated through market sources or where there are materially inconsistent values for an input. Asset classes classified as level 3 mainly comprise certain collateralised loan obligations and collateralised debt obligations.

EQUITY INVESTMENTS

Unlisted equity and fund investments are valued using different techniques in accordance with the Group’s valuation policy and International Private Equity and Venture Capital Guidelines.

Depending on the business sector and the circumstances of the investment, unlisted equity valuations are based on earnings multiples, net asset values or discounted cash flows.

–	A number of earnings multiples are used in valuing the portfolio including price earnings, earnings before interest and tax and earnings before interest, tax, depreciation and amortisation. The particular multiple selected being appropriate for the type of business being valued and is derived by reference to the current market-based multiple. Consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting an appropriate multiple.

–	Discounted cash flow valuations use estimated future cash flows, usually based on management forecasts, with the application of appropriate exit yields or terminal multiples and discounted using rates appropriate to the specific investment, business sector or recent economic rates of return. Recent transactions involving the sale of similar businesses may sometimes be used as a frame of reference in deriving an appropriate multiple.

–	For fund investments the most recent capital account value calculated by the fund manager is used as the basis for the valuation and adjusted, if necessary, to align valuation techniques with the Group’s valuation policy.

Unlisted equity investments and investments in property partnerships held in the life assurance funds are valued using third party valuations. Management take account of any pertinent information, such as recent transactions and information received on particular investments, to adjust the third party valuations where necessary.

(B) FINANCIAL LIABILITIES, EXCLUDING DERIVATIVES

VALUATION HIERARCHY

At 31 December 2017, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its trading and other financial liabilities at fair value through profit or loss and totalled £50,877 million (31 December 2016: £54,504 million). (Financial guarantees are also recognised at fair value, on initial recognition, and are classified as level 3; but the balance is not material). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-66). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Trading and other financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	3	7,812	–	7,815
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	41,378	–	41,378
Other deposits	–	381	–	381
Short positions in securities	1,106	197	–	1,303
	1,106	41,956	–	43,062
Total financial liabilities carried at fair value, excluding derivatives	1,109	49,768	–	50,877
At 31 December 2016
Trading and other financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	9,423	2	9,425
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	42,067	–	42,067
Other deposits	–	530	–	530
Short positions in securities	2,417	65	–	2,482
	2,417	42,662	–	45,079
Total financial liabilities carried at fair value, excluding derivatives	2,417	52,085	2	54,504

The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives. There were no transfers into or out of level 3 during 2016 or 2017.

	2017 £m	2016 £m
At 1 January	2	1
Losses (gains) recognised in the income statement within other income	(2)	1
Redemptions	–	–
At 31 December	–	2
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	–	1

VALUATION METHODOLOGY FOR FINANCIAL LIABILITIES, EXCLUDING DERIVATIVES

LIABILITIES HELD AT FAIR VALUE THROUGH PROFIT OR LOSS

These principally comprise debt securities in issue which are classified as level 2 and their fair value is determined using techniques whose inputs are based on observable market data. The carrying amount of the securities is adjusted to reflect the effect of changes in own credit spreads. From 1 January 2017, the resulting gain or loss is recognised in other comprehensive income (see note 1).

At 31 December 2017, the own credit adjustment arising from the fair valuation of £7,812 million (2016: £9,423 million) of the Group’s debt securities in issue designated at fair value through profit or loss resulted in a loss of £55 million, recognised in other comprehensive income (2016: loss of £28 million, recognised in the income statement).

TRADING LIABILITIES IN RESPECT OF SECURITIES SOLD UNDER REPURCHASE AGREEMENTS

The fair value of these liabilities is determined using discounted cash flow techniques. The discount rates are derived from observable repo curves specific to the type of security sold under the repurchase agreement.

(C) DERIVATIVES

All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2017, such assets totalled £25,834 million (31 December 2016: £36,138 million) and liabilities totalled £26,124 million (31 December 2016: £34,924 million). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-66). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2017				2016
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	246	24,532	1,056	25,834	270	34,469	1,399	36,138
Derivative liabilities	(587)	(24,733)	(804)	(26,124)	(358)	(33,606)	(960)	(34,924)

Where the Group’s derivative assets and liabilities are not traded on an exchange, they are valued using valuation techniques, including discounted cash flow and options pricing models, as appropriate. The types of derivatives classified as level 2 and the valuation techniques used include:

–	Interest rate swaps which are valued using discounted cash flow models; the most significant inputs into those models are interest rate yield curves which are developed from publicly quoted rates.

–	Foreign exchange derivatives that do not contain options which are priced using rates available from publicly quoted sources.

–	Credit derivatives which are valued using standard models with observable inputs, except for the items classified as level 3, which are valued using publicly available yield and credit default swap (CDS) curves.

–	Less complex interest rate and foreign exchange option products which are valued using volatility surfaces developed from publicly available interest rate cap, interest rate swaption and other option volatilities; option volatility skew information is derived from a market standard consensus pricing service. For more complex option products, the Group calibrates its models using observable at-the-money data; where necessary, the Group adjusts for out-of-the-money positions using a market standard consensus pricing service.

Complex interest rate and foreign exchange products where there is significant dispersion of consensus pricing or where implied funding costs are material and unobservable are classified as level 3.

Where credit protection, usually in the form of credit default swaps, has been purchased or written on asset-backed securities, the security is referred to as a negative basis asset-backed security and the resulting derivative assets or liabilities have been classified as either level 2 or level 3 according to the classification of the underlying asset-backed security.

Certain unobservable inputs are used to calculate CVA, FVA, and own credit adjustments, but are not considered significant in determining the classification of the derivative and debt portfolios. Consequently, those inputs do not form part of the Level 3 sensitivities presented.

The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2017		2016
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	1,399	(960)	1,469	(723)
Exchange and other adjustments	24	(20)	74	(53)
Losses (gains) recognised in the income statement within other income	(208)	215	220	(299)
Purchases (additions)	103	(18)	24	(13)
(Sales) redemptions	(79)	53	(91)	128
Derecognised pursuant to tender offers and redemptions in respect of Enhanced Capital Notes	–	–	(476)	–
Transfers into the level 3 portfolio	33	(74)	216	–
Transfers out of the level 3 portfolio	(216)	–	(37)	–
At 31 December	1,056	(804)	1,399	(960)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(208)	213	284	(262)

DERIVATIVE VALUATION ADJUSTMENTS

Derivative financial instruments which are carried in the balance sheet at fair value are adjusted where appropriate to reflect credit risk, market liquidity and other risks.

(I) UNCOLLATERALISED DERIVATIVE VALUATION ADJUSTMENTS, EXCLUDING MONOLINE COUNTERPARTIES

The following table summarises the movement on this valuation adjustment account during 2016 and 2017:

	2017 £m	2016 £m
At 1 January	744	598
Income statement charge (credit)	(260)	163
Transfers	37	(17)
At 31 December	521	744

Represented by:

	2017 £m	2016 £m
Credit Valuation Adjustment	408	685
Debit Valuation Adjustment	(37)	(123)
Funding Valuation Adjustment	150	182
	521	744

Credit and Debit Valuation Adjustments (CVA and DVA) are applied to the Group’s over-the-counter derivative exposures with counterparties that are not subject to standard interbank collateral arrangements. These exposures largely relate to the provision of risk management solutions for corporate customers within the Commercial Banking division.

A CVA is taken where the Group has a positive future uncollateralised exposure (asset). A DVA is taken where the Group has a negative future uncollateralised exposure (liability). These adjustments reflect interest rates and expectations of counterparty creditworthiness and the Group’s own credit spread respectively.

The CVA is sensitive to:

–	the current size of the mark-to-market position on the uncollateralised asset;

–	expectations of future market volatility of the underlying asset; and

–	expectations of counterparty creditworthiness.

In circumstances where exposures to a counterparty become impaired, any associated derivative valuation adjustment is transferred and assessed for specific loss alongside other non-derivative assets and liabilities that the counterparty may have with the Group.

Market Credit Default Swap (CDS) spreads are used to develop the probability of default for quoted counterparties. For unquoted counterparties, internal credit ratings and market sector CDS curves and recovery rates are used. The Loss Given Default (LGD) is based on market recovery rates and internal credit assessments.

The combination of a one notch deterioration in the credit rating of derivative counterparties and a ten per cent increase in LGD increases the CVA by £82 million. Current market value is used to estimate the projected exposure for products not supported by the model, which are principally complex interest rate options that are traded in very low volumes. For these, the CVA is calculated on an add-on basis (although no such adjustment was required at 31 December 2017).

The DVA is sensitive to:

–	the current size of the mark-to-market position on the uncollateralised liability;

–	expectations of future market volatility of the underlying liability; and

–	the Group’s own CDS spread.

A one per cent rise in the CDS spread would lead to an increase in the DVA of £96 million to £133 million.

The risk exposures that are used for the CVA and DVA calculations are strongly influenced by interest rates. Due to the nature of the Group’s business the CVA/ DVA exposures tend to be on average the same way around such that the valuation adjustments fall when interest rates rise. A one per cent rise in interest rates would lead to a £186 million fall in the overall valuation adjustment to £185 million. The CVA model used by the Group does not assume any correlation between the level of interest rates and default rates.

The Group has also recognised a Funding Valuation Adjustment to adjust for the net cost of funding uncollateralised derivative positions. This adjustment is calculated on the expected future exposure discounted at a suitable cost of funds. A ten basis points increase in the cost of funds will increase the funding valuation adjustment by approximately £26 million.

(II) MARKET LIQUIDITY

The Group includes mid to bid-offer valuation adjustments against the expected cost of closing out the net market risk in the Group’s trading positions within a timeframe that is consistent with historical trading activity and spreads that the trading desks have accessed historically during the ordinary course of business in normal market conditions.

At 31 December 2017, the Group’s derivative trading business held mid to bid-offer valuation adjustments of £74 million (2016: £96 million).

(D) SENSITIVITY OF LEVEL 3 VALUATIONS

			At 31 December 2017			At 31 December 2016
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Trading and other financial assets at fair value through profit or loss
Debt securities	Discounted cash flows	Credit spreads (bps) (1bps/2bps)	11	–	–	29	5	(5)
Asset-backed securities	Lead manager or broker quote	n/a	–	–	–	59	–	–
Equity and venture capital investments	Market approach	Earnings multiple (0.9/14.4)	1,879	65	(65)	2,163	63	(68)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	50	5	(5)	54	2	(3)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	1,746	26	(76)	1,501	–	(32)
			3,686			3,806
Available-for-sale financial assets
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	92	–	(4)	133	–	–
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	604	83	(42)	761	48	(53)
Other	Various	n/a				–	–	–
			696			894
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (9%/94%)	1,056	11	(3)	1,399	(3)	(19)
			1,056			1,399
Level 3 financial assets carried at fair value			5,438			6,099
Trading and other financial liabilities at fair value through profit or loss			–	–	–	2	–	–
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (9%/94%)	804	–	–	960	–	–
			804			960
Level 3 financial liabilities carried at fair value			804			962

1	Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

2	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

3	Underlying asset/net asset values represent fair value.

UNOBSERVABLE INPUTS

Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are as follows:

–	Interest rates and inflation rates are referenced in some derivatives where the payoff that the holder of the derivative receives depends on the behaviour of those underlying references through time.

–	Credit spreads represent the premium above the benchmark reference instrument required to compensate for lower credit quality; higher spreads lead to a lower fair value.

–	Volatility parameters represent key attributes of option behaviour; higher volatilities typically denote a wider range of possible outcomes.

–	Earnings multiples are used to value certain unlisted equity investments; a higher earnings multiple will result in a higher fair value.

REASONABLY POSSIBLE ALTERNATIVE ASSUMPTIONS

Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships.

DEBT SECURITIES

Reasonably possible alternative assumptions have been determined in respect of the Group’s structured credit investment by flexing credit spreads.

DERIVATIVES

Reasonably possible alternative assumptions have been determined in respect of swaptions in the Group’s derivative portfolios which are priced using industry standard option pricing models. Such models require interest rate volatilities which may be unobservable at longer maturities. To derive reasonably possible alternative valuations these volatilities have been flexed within a range of 9 per cent to 94 per cent (2016: nil per cent to 115 per cent).

UNLISTED EQUITY, VENTURE CAPITAL INVESTMENTS AND INVESTMENTS IN PROPERTY PARTNERSHIPS

The valuation techniques used for unlisted equity and venture capital investments vary depending on the nature of the investment. Reasonably possible alternative valuations for these investments have been calculated by reference to the approach taken, as appropriate to the business sector and investment circumstances and as such the following inputs have been considered:

–	for valuations derived from earnings multiples, consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting an appropriate multiple;

–	the discount rates used in discounted cash flow valuations; and

–	in line with International Private Equity and Venture Capital Guidelines, the values of underlying investments in fund investments portfolios.

(4) Financial assets and liabilities carried at amortised cost

(A) FINANCIAL ASSETS

VALUATION HIERARCHY

The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-66). Loans and receivables are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2017
Loans and receivables:
Loans and advances to customers: unimpaired	467,670	467,276	–	16,832	450,444
Loans and advances to customers: impaired	4,828	4,809	–	–	4,809
Loans and advances to customers	472,498	472,085	–	16,832	455,253
Loans and advances to banks	6,611	6,564	–	771	5,793
Debt securities	3,643	3,586	–	3,571	15
Reverse repos included in above amounts:
Loans and advances to customers	16,832	16,832	–	16,832	–
Loans and advances to banks	771	771	–	771	–
At 31 December 2016
Loans and receivables:
Loans and advances to customers: unimpaired	451,339	450,986	–	–	450,986
Loans and advances to customers: impaired	6,619	6,475	–	–	6,475
Loans and advances to customers	457,958	457,461	–	–	457,461
Loans and advances to banks	26,902	26,812	–	–	26,812
Debt securities	3,397	3,303	–	3,288	15
Reverse repos included in above amounts:
Loans and advances to customers	8,304	8,304	–	–	8,304
Loans and advances to banks	902	902	–	–	902

VALUATION METHODOLOGY

Loans and advances to customers

The Group provides loans and advances to commercial, corporate and personal customers at both fixed and variable rates due to their short term nature. The carrying value of the variable rate loans and those relating to lease financing is assumed to be their fair value.

To determine the fair value of loans and advances to customers, loans are segregated into portfolios of similar characteristics. A number of techniques are used to estimate the fair value of fixed rate lending; these take account of expected credit losses based on historic trends, prevailing market interest rates and expected future cash flows. For retail exposures, fair value is usually estimated by discounting anticipated cash flows (including interest at contractual rates) at market rates for similar loans offered by the Group and other financial institutions. Certain loans secured on residential properties are made at a fixed rate for a limited period, typically two to five years, after which the loans revert to the relevant variable rate. The fair value of such loans is estimated by reference to the market rates for similar loans of maturity equal to the remaining fixed interest rate period. The fair value of commercial loans is estimated by discounting anticipated cash flows at a rate which reflects the effects of interest rate changes, adjusted for changes in credit risk. No adjustment is made to put it in place by the Group to manage its interest rate exposure.

Loans and advances to banks

The carrying value of short dated loans and advances to banks is assumed to be their fair value. The fair value of loans and advances to banks is estimated by discounting the anticipated cash flows at a market discount rate adjusted for the credit spread of the obligor or, where not observable, the credit spread of borrowers of similar credit quality.

Debt securities

The fair values of debt securities, which were previously within assets held for trading and were reclassified to loans and receivables, are determined predominantly from lead manager quotes and, where these are not available, by alternative techniques including reference to credit spreads on similar assets with the same obligor, market standard consensus pricing services, broker quotes and other research data.

Reverse repurchase agreements

The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.

(B) FINANCIAL LIABILITIES

VALUATION HIERARCHY

The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-66).

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2017
Deposits from banks	29,804	29,798	–	29,798	–
Customer deposits	418,124	418,441	–	411,591	6,850
Debt securities in issue	72,450	75,756	–	75,756	–
Subordinated liabilities	17,922	21,398	–	21,398	–
Repos included in above amounts:
Deposits from banks	23,175	23,175	–	23,175	–
Customer deposits	2,638	2,638	–	2,638	–
At 31 December 2016
Deposits from banks	16,384	16,395	–	16,395	–
Customer deposits	415,460	416,490	–	408,571	7,919
Debt securities in issue	76,314	79,650	–	79,434	216
Subordinated liabilities	19,831	22,395	–	22,395	–
Repos included in above amounts:
Deposits from banks	7,279	7,279	–	7,279	–
Customer deposits	2,462	2,462	–	2,462	–

VALUATION METHODOLOGY

Deposits from banks and customer deposits

The fair value of bank and customer deposits repayable on demand is assumed to be equal to their carrying value.

The fair value for all other deposits is estimated using discounted cash flows applying either market rates, where applicable, or current rates for deposits of similar remaining maturities.

Debt securities in issue

The fair value of short-term debt securities in issue is approximately equal to their carrying value. Fair value for other debt securities is calculated based on quoted market prices where available. Where quoted market prices are not available, fair value is estimated using discounted cash flow techniques at a rate which reflects market rates of interest and the Group’s own credit spread.

Subordinated liabilities

The fair value of subordinated liabilities is determined by reference to quoted market prices where available or by reference to quoted market prices of similar instruments. Subordinated liabilities are classified as level 2, since the inputs used to determine their fair value are largely observable.

Repurchase agreements

The carrying amount is deemed a reasonable approximation of fair value given the short term nature of these instruments.

(5) Reclassifications of financial assets

There have been no reclassifications of financial assets in 2017.

During 2016, the Group reassessed its holding of government securities classified as held-to-maturity in light of the low interest rate environment at that time and they were reclassified as available-for-sale; this resulted in a credit of £1,544 million to the available-for-sale revaluation reserve (£1,127 million after tax).